Finance debt - Non-current finance debt (Details) - USD ($) $ in Millions	Dec. 31, 2018	Sep. 05, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Weighted average interest rates		3.625%
Bonds		$ 1,000
Finance lease liabilities	$ 432		$ 478
Total other borrowings	523		567
Total finance debt	24,644		27,090
Less current portion	1,380		2,908
Long-term Borrowings	23,264		24,183
Fair value based on level 2 inputs [member]
Disclosure of financial liabilities [line items]
Finance lease liabilities	425		496
Total other borrowings	544		614
Total finance debt	26,565		29,938
Less current portion	1,379		2,924
Long-term Borrowings	25,186		27,014
Unsecured Bonds [Member]
Disclosure of financial liabilities [line items]
Bonds	24,121		26,524
Unsecured Bonds [Member] | United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Bonds	13,088		14,953
Unsecured Bonds [Member] | Euro (EUR) [Member]
Disclosure of financial liabilities [line items]
Bonds	8,928		9,347
Unsecured Bonds [Member] | Great Britain Pound (GBP) [Member]
Disclosure of financial liabilities [line items]
Bonds	1,760		1,859
Unsecured Bonds [Member] | Norwegian kroner (NOK) [Member]
Disclosure of financial liabilities [line items]
Bonds	345		366
Unsecured Bonds [Member] | Fair value based on level 2 inputs [member]
Disclosure of financial liabilities [line items]
Bonds	26,021		29,325
Unsecured Bonds [Member] | Fair value based on level 2 inputs [member] | United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Bonds	13,657		16,106
Unsecured Bonds [Member] | Fair value based on level 2 inputs [member] | Euro (EUR) [Member]
Disclosure of financial liabilities [line items]
Bonds	9,444		10,057
Unsecured Bonds [Member] | Fair value based on level 2 inputs [member] | Great Britain Pound (GBP) [Member]
Disclosure of financial liabilities [line items]
Bonds	2,532		2,734
Unsecured Bonds [Member] | Fair value based on level 2 inputs [member] | Norwegian kroner (NOK) [Member]
Disclosure of financial liabilities [line items]
Bonds	$ 388		$ 427
Unsecured Bonds [Member] | Weighted average [member] | United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	4.14%		3.73%
Unsecured Bonds [Member] | Weighted average [member] | Euro (EUR) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	2.10%		2.10%
Unsecured Bonds [Member] | Weighted average [member] | Great Britain Pound (GBP) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	6.08%		6.08%
Unsecured Bonds [Member] | Weighted average [member] | Norwegian kroner (NOK) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	4.18%		4.18%
Unsecured loans [Member] | Japanese yen (JPY) [Member]
Disclosure of financial liabilities [line items]
Loans	$ 91		$ 89
Unsecured loans [Member] | Fair value based on level 2 inputs [member] | Japanese yen (JPY) [Member]
Disclosure of financial liabilities [line items]
Loans	$ 119		$ 118
Unsecured loans [Member] | Weighted average [member] | Japanese yen (JPY) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	4.30%		4.30%
Unsecured bond, 38 bond agreement [member]
Disclosure of financial liabilities [line items]
Bonds	$ 23,776